						File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                the Securities Act of 1933



                                                                    May 24, 2018


                           PIONEER BOND VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2018


PORTFOLIO SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2004); Brad Komenda, Senior Vice
                       President and Deputy Director of Investment
                       Grade Corporates of Amundi Pioneer (portfolio
                       manager of the portfolio since February 2018);
                       and Timothy Rowe, Managing Director and
                       Deputy Director of Multi-Sector Fixed Income of
                       Amundi Pioneer (portfolio manager of the
                       portfolio since June 2018)

MANAGEMENT
Effective June 8, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Kenneth J. Taubes. Mr. Taubes is supported by Brad Komenda and Timothy Rowe. Mr. Taubes, Mr. Komenda and Mr. Rowe are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Amundi Pioneer, is responsible for overseeing the U.S. and global fixed income teams. He joined Amundi Pioneer as a Senior Vice President in September 1998 and has been an investment professional since 1982. Mr Taubes has served as a portfolio manager of the portfolio since 2004.

Mr. Komenda, Senior Vice President and Deputy Director of Investment Grade Corporates of Amundi Pioneer, joined Amundi Pioneer in 2008 and has been a portfolio manager of the portfolio since February 2018.

Mr. Rowe, Managing Director and Deputy Director of Multi-Sector Fixed Income of Amundi Pioneer, joined Amundi Pioneer in 1988 and has been a portfolio manager of the portfolio since June 2018.

























                                                                   31033-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 24, 2018


                           PIONEER BOND VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2018


PORTFOLIO SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2004); Brad Komenda, Senior Vice
                       President and Deputy Director of Investment
                       Grade Corporates of Amundi Pioneer (portfolio
                       manager of the portfolio since February 2018);
                       and Timothy Rowe, Managing Director and
                       Deputy Director of Multi-Sector Fixed Income of
                       Amundi Pioneer (portfolio manager of the
                       portfolio since June 2018)

                                                                   31034-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC